NOTE 5: SUBSEQUENT EVENTS (Details Narrative) (USD $)	3 Months Ended	12 Months Ended				110 Months Ended
	Nov. 30, 2013	Aug. 31, 2013	Aug. 31, 2010	Aug. 31, 2007	Aug. 31, 2005	Nov. 30, 2013
Notes to Financial Statements
Mineral Property Acquisition Cost	$ 960
Proceeds from shareholder loans	(100,000)	100,000
Issuance of common stock for cash (shares)	20,000,000
Issuance of common stock for cash (amount)	$ 100,000	$ 0	$ 0	$ 360,395	$ 500